SHAREHOLDERS' EQUITY - Narrative (Details)					1 Months Ended		12 Months Ended
	Mar. 04, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 15, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Mar. 31, 2023 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 03, 2023 $ / shares shares	Oct. 11, 2022 $ / shares	Sep. 30, 2022 shares	Mar. 03, 2022 shares	Jun. 09, 2021 shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized		9,000,000					9,000,000	9,000,000			180,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001			$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued		1,051,098					645,943	5,422,014				22,021,952
Common stock, shares outstanding		1,051,098					645,943	5,422,014				22,021,952
Reverse stock split ratio	0.05				0.05
Fractional shares issued	0				0
Shares issued			909,262			7,802
Share price | $ / shares			$ 123.80			$ 80.00
Shares issue price | $ / shares			$ 105.00
Common share purchase warrants per unit													1
Term of warrants													48 months
Proceeds from Issuance of Private Placement | $			$ 4,750,000
Value of shares issued on settlement of employee compensation | $			$ 435,000
Outstanding principal | $							$ 60,000
Shares issued on conversion of debt							669
Subsequent Events
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized	9,000,000								180,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001								$ 0.001
Reverse stock split ratio	0.05
Fractional shares issued	0
Amended Stock Option Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares outstanding		42,540						35,870
Equity Incentive Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares outstanding		6,500						11,500
Number of shares authorized		93,500						88,500
NervePro
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Share issuance, acquisition related (in shares)		75,000
Intangible asset | $		$ 390,000
Sentry Neuromonitoring, LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Value of common stock issuable | $				$ 1,625,000
Common stock issuable				11,861
Held in escrow, Value | $				$ 650,000
Held in escrow, Shares				4,745
Common stock lock up period				12 months